Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Emerging Markets 10 Buffer ETFTM – Quarterly

Innovator Equity Dual Directional 5 Buffer ETFTM – Quarterly

Innovator Growth-100 Dual Directional 5 Buffer ETFTM – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator International Developed 10 Buffer ETFTM – Quarterly

Innovator Nasdaq-100® 10 Buffer ETFTM – Quarterly

Innovator U.S. Equity 5 to 15 Buffer ETFTM – Quarterly

Innovator U.S. Equity 10 Buffer ETFTM – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Small Cap 10 Buffer ETFTM – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated January 2, 2026 or February 27, 2026, As Supplemented to Date

September 23, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund over an approximately three-month period (the “Outcome Period”). The current Outcome Period will end on September 30, 2026, and each Fund will commence a new Outcome Period that will begin on October 1, 2026 and end on December 31, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of September 23, 2026, the expected range of each Fund’s Cap is set forth below.

Fund	Ticker	Estimated Cap Range
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	TFJL	8.37% – 14.37% (8.17% – 14.17% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Emerging Markets 10 Buffer ETFTM – Quarterly	EBUF	3.67% – 5.67% (3.44% – 5.44% after taking into account the Fund’s unitary management fee for the Outcome Period)

Innovator Equity Dual Directional 5 Buffer ETFTM – Quarterly	DDSQ	2.38% – 2.98% (2.18% – 2.78% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Growth-100 Dual Directional 5 Buffer ETFTM – Quarterly	DDNQ	4.5% – 5.5% (4.3% – 5.3% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Growth Accelerated ETF® – Quarterly	XDQQ	8.02% – 10.02% (7.82% – 9.82% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator International Developed 10 Buffer ETFTM – Quarterly	IBUF	1.42% – 3.42% (1.20% – 3.20% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Nasdaq-100® 10 Buffer ETFTM – Quarterly	QBUF	3.97% – 4.97% (3.77% – 4.77% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 5 to 15 Buffer ETFTM – Quarterly	EALT	5.92% – 6.52% (5.74% – 6.34% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 10 Buffer ETFTM – Quarterly	ZALT	3.01% – 3.61% (2.83% – 3.43% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity Accelerated ETF® – Quarterly	XDSQ	6.06% – 7.26% (5.86% – 7.06% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly	RBUF	3.75% – 4.75% (3.55% – 4.55% after taking into account the Fund’s unitary management fee for the Outcome Period)

Please Keep This Supplement With Your Prospectus For Future Reference

INNOVQUASTK 09-26